SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total Due to Related Parties	$ 300,000	$ 512,711
Less Current Portion	(300,000)	(512,711)
Less: Debt Discount
Total Long-Term
MEGA sys Directors [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties		37,177
Quadrant International LLC [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties		45,534
Mr Alex Kuo [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties		30,000
Mr Kus Wife [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties		100,000
Mr Gregory Omi [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	200,000	200,000
Mr Robert Gillen [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	$ 100,000	$ 100,000